Commitment and Contingencies (Details) - Schedule of table sets forth our contractual obligations ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Commitment and Contingencies (Details) - Schedule of table sets forth our contractual obligations [Line Items]
Operating lease commitments for property management expenses under lease agreements	¥ 24,317
Payment due 2022 [Member]
Commitment and Contingencies (Details) - Schedule of table sets forth our contractual obligations [Line Items]
Operating lease commitments for property management expenses under lease agreements	9,535
Payment due 2023 [Member]
Commitment and Contingencies (Details) - Schedule of table sets forth our contractual obligations [Line Items]
Operating lease commitments for property management expenses under lease agreements	7,681
Payment due 2024 [Member]
Commitment and Contingencies (Details) - Schedule of table sets forth our contractual obligations [Line Items]
Operating lease commitments for property management expenses under lease agreements	5,087
Payment due 2025 [Member]
Commitment and Contingencies (Details) - Schedule of table sets forth our contractual obligations [Line Items]
Operating lease commitments for property management expenses under lease agreements	1,964
Payment due 2026 [Member]
Commitment and Contingencies (Details) - Schedule of table sets forth our contractual obligations [Line Items]
Operating lease commitments for property management expenses under lease agreements	¥ 50